Document and Entity Information	Sep. 21, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001628945
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 21, 2023
Entity Registrant Name	CUE HEALTH INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40824
Entity Tax Identification Number	27-1562193
Entity Address, Address Line One	4980 Carroll Canyon Rd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	412-8151
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	HLTH
Entity Emerging Growth Company	true
Entity Ex Transition Period	false